Average Annual Total Returns - Class L Shares - Janus Henderson Small Cap Value Fund	Class L Return Before Taxes 1 Year	Class L Return Before Taxes 5 Years	Class L Return Before Taxes 10 Years	Class L Return Before Taxes Inception Date	Class L Return After Taxes on Distributions 1 Year	Class L Return After Taxes on Distributions 5 Years	Class L Return After Taxes on Distributions 10 Years	Class L Return After Taxes on Distributions Inception Date	Class L Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class L Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class L Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class L Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years
Total	26.30%	8.90%	10.34%		25.97%	7.04%	8.15%		15.80%	6.60%	7.88%		22.39%	6.99%	10.56%